Long Term Debt (Detail) (USD $) In Thousands	Jun. 30, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
8.0% senior notes	$ 650,000	[1]	$ 650,000	[1]
Long-term Debt and Capital Lease Obligations, Total	650,000		650,000
UNITED STATES
Debt Instrument [Line Items]
Revolving credit facility		[2]		[2]
CANADA
Debt Instrument [Line Items]
Revolving credit facility		[2]		[2]

[1]	On December 6, 2006, we issued 8.0% senior notes with a face value of $650,000 through a private placement of debt. These notes mature in 10 years, on December 15, 2016, and require semi-annual interest payments, paid in arrears and calculated based on an annual rate of 8.0%, on June 15 and December 15, of each year, which commenced on June 15, 2007. There was no discount or premium associated with the issuance of these notes. The senior notes are guaranteed by all of our current domestic subsidiaries. The senior notes have covenants which, among other things: (1) limit the amount of additional indebtedness we can incur; (2) limit restricted payments such as a dividend; (3) limit our ability to incur liens or encumbrances; (4) limit our ability to purchase, transfer or dispose of significant assets; (5) limit our ability to purchase or redeem stock or subordinated debt; (6) limit our ability to enter into transactions with affiliates; (7) limit our ability to merge with or into other companies or transfer all or substantially all of our assets; and (8) limit our ability to enter into sale and leaseback transactions. We have the option to redeem all or part of these notes on or after December 15, 2011. Additionally, we may redeem some or all of the notes prior to December 15, 2011 at a price equal to 100% of the principal amount of the notes plus a make-whole premium. Pursuant to a registration rights agreement with the holders of our 8.0% senior notes, on June 1, 2007, we filed a registration statement on Form S-4 with the SEC which enabled these holders to exchange their notes for publicly registered notes with substantially identical terms. These holders exchanged 100% of the notes for publicly traded notes on July 25, 2007. On August 28, 2007, we entered into a supplement to the indenture governing the 8.0% senior notes, whereby additional domestic subsidiaries became guarantors under the indenture. Effective April 1, 2009, we entered into a second supplement to this indenture whereby additional domestic subsidiaries became guarantors under the indenture.
[2]	Prior to June 13, 2011, we maintained a senior secured facility (the "Amended Credit Agreement") with Wells Fargo Bank, National Association, as U.S. Administrative Agent, HSBC Bank Canada, as Canadian Administrative Agent, and certain other financial institutions which was structured as an asset-based facility subject to borrowing base restrictions. In connection with the facility, Wells Fargo Capital Finance, LLC (formerly known as Wells Fargo Foothill, LLC) served as U.S. Administrative Agent and also served as U.S. Issuing Lender and U.S. Swingline Lender. The Amended Credit Agreement provided for a U.S. revolving credit facility of up to $225,000 that was scheduled to mature in December 2011 and a Canadian revolving credit facility of up to $15,000 (with Integrated Production Services Ltd., one of our wholly-owned subsidiaries, as the borrower thereof ("Canadian Borrower")) that was scheduled to mature in December 2011. The Amended Credit Agreement included a provision for a "commitment increase", as defined therein, which permitted us to effect up to two separate increases in the aggregate commitments under the Amended Credit Agreement by designating one or more existing lenders or other banks or financial institutions, subject to the bank's sole discretion as to participation, to provide additional aggregate financing up to $75,000, with each committed increase equal to at least $25,000 in the U.S., or $5,000 in Canada, and in accordance with other provisions as stipulated in the Amended Credit Agreement. Certain portions of the credit facilities were available to be borrowed in U.S. dollars, Canadian dollars and other currencies approved by the lenders. Subject to certain limitations set forth in the Amended Credit Agreement, we had the ability to elect how interest under the Amended Credit Agreement would be computed. Interest under the Amended Credit Agreement could be determined by reference to (1) the London Inter-bank Offered Rate, or LIBOR, plus an applicable margin between 3.75% and 4.25% per annum (with the applicable margin depending upon our Excess Availability Amount, as defined in the Amended Credit Agreement) or (2) the Base Rate (which means the higher of the Prime Rate, Federal Funds Rate plus 0.50%, 3 month LIBOR plus 1.00% and 3.50%), plus the applicable margin, as described above. If an event of default existed or continued under the Amended Credit Agreement, advances would bear interest as described above with an applicable margin rate of 4.25% plus 2.00%. Interest was payable monthly. We incurred unused commitment fees under the Amended Credit Agreement ranging from 0.50% to 1.00% based on the average daily balance of amounts outstanding. Letters of credit outstanding under the Amended Credit Agreement incurred fees equal to the applicable margin, as described above. If an event of default existed or continued, such fee would have been equal to the applicable margin plus 2.00%. Under the Amended Credit Agreement, the only financial covenant to which we were subject was a "Fixed Charge Coverage Ratio" covenant, which must have exceeded 1.10 to 1.00. This covenant became effective only if our Excess Availability Amount, as defined under the Amended Credit Agreement, plus certain qualified cash and cash equivalents was less than $50,000. For a further description of the terms of our Amended Credit Agreement, including the provisions to calculate our U.S. and Canadian borrowing base, financial covenants requirements and events of default, see "Item 7. Management's Discussion and Analysis of Financial Condition and Results of Operations" in Exhibit 99.1 to a separate Current Report on Form 8-K filed as of November 18, 2011 which revises certain disclosures in our Annual Report on Form 10-K for the year ended December 31, 2010. New Credit Agreement, effective June 13, 2011: On June 13, 2011, we entered into a Third Amended and Restated Credit Agreement among us, a subsidiary of the Company that is designated as a borrower under the Canadian facility, if any (the "Canadian Borrower"), the lenders party thereto, Wells Fargo Bank, National Association, as the U.S. administrative agent, U.S. issuing lender and U.S. swingline lender, and the other persons from time to time party thereto (the "New Credit Agreement"), which amended and restated the Second Amended and Restated Credit Agreement, dated as of December 6, 2006 (the "Second Amended and Restated Credit Agreement"), as amended by the First Amendment to Second Amended and Restated Credit Agreement, dated as of June 29, 2007 (the "First Amendment"), the Second Amendment to Credit Agreement and Omnibus Amendment to Security Documents, dated as of October 9, 2007 (the "Second Amendment"), and the Third Amendment to Credit Agreement, Omnibus Amendment to Credit Documents and Assignment, dated as of October 13, 2009 (the "Third Amendment,") and collectively with the Second Amended and Restated Credit Agreement, the First Amendment and the Second Amendment, the Amended Credit Agreement. Defined terms not otherwise described herein shall have the meanings given to them in the New Credit Agreement. The New Credit Agreement modified the Amended Credit Agreement by, among other things: • changing the structure of the credit facility from an asset-based facility to a cash flow facility; • substituting Wells Fargo Bank, National Association, for Wells Fargo Capital Finance, LLC (f/k/a Wells Fargo Foothill, LLC), as U.S. administrative agent, and appointing Wells Fargo Bank, National Association, as U.S. issuing lender and U.S. swingline lender; and • increasing our U.S. revolving credit facility from $225,000 to $300,000 and terminating the existing Canadian revolving credit facility (subject to our option to convert and reallocate any portion of the U.S. revolving credit facility then held by HSBC Bank USA, N.A., into a Canadian revolving credit facility upon satisfaction of certain conditions, including obtaining the consent of HSBC Bank USA, N.A., to such conversion and reallocation). Subject to certain limitations set forth in the New Credit Agreement, we have the option to determine how interest is computed by reference to either (i) the London Inter-bank Offered Rate, or LIBOR, plus an applicable margin between 2.25% and 3.00% based on the Total Debt Leverage Ratio (as defined in the New Credit Agreement), or (ii) the "Base Rate" (which means the higher of the Prime Rate, Federal Funds Rate plus 0.50%, or the daily one-month LIBOR plus 1.00%), plus an applicable margin between 1.25% and 2.00% based on the Total Debt Leverage Ratio (as defined in the New Credit Agreement). Advances under the Canadian revolving credit facility, if any, will bear interest as described in the New Credit Agreement. If an event of default exists or continues under the New Credit Agreement, advances may bear interest at the rates described above, plus 2.00%. Interest is payable on a quarterly basis beginning on June 30, 2011. Additionally, the New Credit Agreement, among other things: • permits us to effect up to two separate increases in the aggregate commitments under the credit facility, of at least $50,000 per commitment increase, and of up to $150,000 in the aggregate; • requires us to comply with a "Total Debt Leverage Ratio" covenant, which prohibits us from permitting the Total Debt Leverage Ratio (as defined in the New Credit Agreement), at the end of each fiscal quarter, to be greater than 4.00 to 1.00; • requires us to comply with a "Senior Debt Leverage Ratio" covenant, which prohibits us from permitting the Senior Debt Leverage Ratio (as defined in the New Credit Agreement), at the end of each fiscal quarter, to be greater than 2.50 to 1.00 and • requires us to comply with a "Consolidated Interest Coverage Ratio" covenant, which prohibits us from permitting the ratio of, as of the last day of each fiscal quarter, (i) the consolidated EBITDA of Complete and its consolidated Restricted Subsidiaries (as defined in the New Credit Agreement), calculated for the four fiscal quarters then ended, to (ii) the consolidated interest expense of Complete and its consolidated Restricted Subsidiaries for the four fiscal quarters then ended, to be less than 2.75 to 1.00. We were in compliance with these debt covenant requirements as of June 30, 2011. The term of the credit facilities provided for under the New Credit Agreement will continue until the earlier of (i) June 13, 2016 or (ii) the earlier termination in whole of the U.S. lending commitments (or Canadian lending commitments, if any) as further described in the New Credit Agreement. Events of default under the New Credit Agreement remain substantially the same as under the Amended Credit Agreement. The obligations under the U.S. portion of the New Credit Agreement are secured by first priority security interests on substantially all of the assets (other than certain excluded assets) of Complete and any Domestic Restricted Subsidiary (as defined in the New Credit Agreement), whether now owned or hereafter acquired including, without limitation: (i) all equity interests issued by any domestic subsidiary, (ii) 100% of equity interests issued by first tier foreign subsidiaries but, in any event, no more than 66% of the outstanding voting securities issued by any first tier foreign subsidiary, and (iii) the Existing Mortgaged Properties (as defined in the New Credit Agreement). Additionally, all of the obligations under the U.S. portion of the New Credit Agreement will be guaranteed by Complete and each existing and subsequently acquired or formed Domestic Restricted Subsidiary. The obligations under the Canadian portion of the New Credit Agreement, if any, will be secured by substantially all of the assets (other than certain excluded assets) of Complete and any Restricted Subsidiary (other than our Mexican subsidiary), as further described in the New Credit Agreement. Additionally, all of the obligations under the Canadian portion of the New Credit Agreement, if any, will be guaranteed by Complete as well as certain of our subsidiaries. Subject to certain limitations, we will have the right to designate certain newly acquired and existing subsidiaries as unrestricted subsidiaries under the New Credit Agreement, and the assets of such unrestricted subsidiaries will not serve as security for either the U.S. portion or the Canadian portion, if any, of the New Credit Agreement. There were no borrowings outstanding under the New Credit Agreement as of June 30, 2011. There were letters of credit outstanding under the U.S. revolving portion of the facility totaling $22,278, which reduced the available borrowing capacity as of June 30, 2011. We incurred fees related to our letters of credit as of June 30, 2011 at 1.67% per annum. For the six months ended June 30, 2011, fees related to our letters of credit were calculated using a 360-day provision, at 3.75% per annum prior to the amendment on June 13, 2011, resulting in a weighted average interest rate of 3.55% per annum for the six-month period ended June 30, 2011. Our available borrowing capacity under the revolving credit facility at June 30, 2011 was $277,722. We will incur unused commitment fees under the New Credit Agreement ranging from 0.375% to 0.50% based on the average daily balance of amounts outstanding. The unused commitment fees were calculated at 0.50% as of June 30, 2011. For the six months ended June 30, 2011, the weighted average interest rate associated with unused commitments was 0.96% per annum. We recorded deferred financing fees associated with the New Credit Agreement in June 2011 totaling $2,567. These fees will be amortized to expense, along with the remaining balance of deferred financing fees associated with the prior amendments to this facility, over the term of the facility which matures in June 2016.